Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CCH Holdings Ltd
Entity Central Index Key	0002074123
Entity File Number	001-42864
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Dec. 02, 2024
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 1, Jalan Perda Jaya
Entity Address, Address Line Two	Kawasan Perniagaan Perda Jaya
Entity Address, City or Town	Bukit Mertajam
Entity Address, Country	MY
Entity Address, Postal Zip Code	14000
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value $0.00001 per share
Trading Symbol	CCHH
Security Exchange Name	NASDAQ
Class A Ordinary Share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	21,950,000
Class B Ordinary Share
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	0
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Entity Phone Fax Numbers [Line Items]
City Area Code	(800)
Local Phone Number	221-0102